UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     October 22, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $172,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      100    42900 SH       SOLE                        0        0    42900
AMERICAN INTL GROUP INC        COM              026874107      215     3727 SH       SOLE                        0        0     3727
AUTOMATIC DATA PROCESSING IN   COM              053015103     5506   153580 SH       SOLE                        0        0   153580
AUTOZONE INC                   COM              053332102      224     2502 SH       SOLE                        0        0     2502
BEMIS INC                      COM              081437105     5261   118755 SH       SOLE                        0        0   118755
BIOMET INC                     COM              090613100     6405   190567 SH       SOLE                        0        0   190567
BP PLC                         SPONSORED ADR    055622104      274     6520 SH       SOLE                        0        0     6520
CARDINAL HEALTH INC            COM              14149Y108     5628    96389 SH       SOLE                        0        0    96389
CHEVRONTEXACO CORP             COM              166764100      263     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275r102     6090   311650 SH       SOLE                        0        0   311650
COCA COLA CO                   COM              191216100      285     6630 SH       SOLE                        0        0     6630
COMPUTER SCIENCES CORP         COM              205363104     4925   131100 SH       SOLE                        0        0   131100
CONAGRA FOODS INC              COM              205887102     8335   392400 SH       SOLE                        0        0   392400
CVS CORP                       COM              126650100     5955   191740 SH       SOLE                        0        0   191740
Dodge & Cox Stock Fund         EQ MF            256219106     2692    26658 SH       SOLE                        0        0    26658
Dreyfus Appreciation           EQ MF            261970107     2561    75400 SH       SOLE                        0        0    75400
EXXON MOBIL CORP               COM              30231g102      874    23882 SH       SOLE                        0        0    23882
FRANKLIN RES INC               COM              354613101     5644   127665 SH       SOLE                        0        0   127665
GENERAL ELEC CO                COM              369604103      263     8830 SH       SOLE                        0        0     8830
Harbor Capital Appreciation    EQ MF            411511504     2576   108633 SH       SOLE                        0        0   108633
Harbor International Fund      EQ MF            411511306      387    12024 SH       SOLE                        0        0    12024
HEWLETT PACKARD CO             COM              428236103     5101   263470 SH       SOLE                        0        0   263470
HOME DEPOT INC                 COM              437076102     5901   185268 SH       SOLE                        0        0   185268
ILLINOIS TOOL WKS INC          COM              452308109     5441    82118 SH       SOLE                        0        0    82118
INTEL CORP                     COM              458140100      305    11100 SH       SOLE                        0        0    11100
INTERNATIONAL BUSINESS MACHS   COM              459200101      518     5863 SH       SOLE                        0        0     5863
JOHNSON & JOHNSON              COM              478160104     5263   106285 SH       SOLE                        0        0   106285
KOHLS CORP                     COM              500255104     4856    90770 SH       SOLE                        0        0    90770
MCDONALDS CORP                 COM              580135101     6146   261070 SH       SOLE                        0        0   261070
MEDTRONIC INC                  COM              585055106     6403   136457 SH       SOLE                        0        0   136457
MERCK & CO INC                 COM              589331107     5517   108980 SH       SOLE                        0        0   108980
MICROSOFT CORP                 COM              594918104     5825   209619 SH       SOLE                        0        0   209619
Mutual Beacon                  EQ MF            628380305     2538   196617 SH       SOLE                        0        0   196617
PFIZER INC                     COM              717081103     5388   177368 SH       SOLE                        0        0   177368
Royce Premier                  EQ MF            780905600     3548   309338 SH       SOLE                        0        0   309338
SHERWIN WILLIAMS CO            COM              824348106     5519   187660 SH       SOLE                        0        0   187660
SIGMA ALDRICH CORP             COM              826552101     5229   100670 SH       SOLE                        0        0   100670
STATE STR CORP                 COM              857477103     5685   126341 SH       SOLE                        0        0   126341
SUNGARD DATA SYS INC           COM              867363103     5325   202380 SH       SOLE                        0        0   202380
SYSCO CORP                     COM              871829107     5726   175043 SH       SOLE                        0        0   175043
TARGET CORP                    COM              87612E106      726    19290 SH       SOLE                        0        0    19290
VALSPAR CORP                   COM              920355104     2712    58133 SH       SOLE                        0        0    58133
Vanguard Index 500             EQ MF            922908108     4617    50182 SH       SOLE                        0        0    50182
Vanguard International Growth  EQ MF            921910204      380    26636 SH       SOLE                        0        0    26636
WAL MART STORES INC            COM              931142103     5425    97138 SH       SOLE                        0        0    97138
Wasatch Small Cap Growth Fund  EQ MF            936772102     3588   110637 SH       SOLE                        0        0   110637
WELLS FARGO & CO NEW           COM              949746101      206     4000 SH       SOLE                        0        0     4000